Financing Instruments - Summary of Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Loan to joint venture	$ 9,830	$ 9,830
Total loans and financing receivables	132,671	129,215
Collateral [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Investment in term loans	122,841	119,385
Other internal metrics [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan to joint venture	$ 9,830	$ 9,830